Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 45,293,426	$ 45,315,051
Non-current, Maturity	$ 1,446,106,652	$ 1,531,974,852
U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.71%	6.59%
Nominal Annual Rate	6.49%	6.49%
Current, Maturity	$ 11,692,134	$ 12,455,049
Non-current, Maturity	$ 1,196,412,962	$ 1,257,939,794
Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Annual Rate	5.48%	5.48%
Current, Maturity	$ 33,601,292	$ 32,860,002
Non-current, Maturity	249,693,690	274,035,058
Less than 90 days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	9,140,614	7,700,030
Less than 90 days [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	9,140,614	7,700,030
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	36,152,812	37,615,021
Three to Twelve Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,551,520	4,755,019
Three to Twelve Months [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	33,601,292	32,860,002
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	31,624,776
One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	31,624,776
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	31,624,776
Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	31,624,776
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	314,559,708	31,624,776
Three to Four Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	282,085,533
Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	31,624,776
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	328,045,479
Four to Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		296,420,703
Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	31,624,776
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,034,124,419	1,109,055,045
More Than Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	914,327,429	961,519,091
More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 119,796,990	$ 147,535,954